Subsequent Events (Details) - Subsequent Event ft² in Thousands, $ in Millions	Apr. 20, 2023 USD ($) ft²
Subsequent Event [Line Items]
Approximate number of square feet to be leased (in sq ft) | ft²	290
Expected lease expense | $	$ 10
Initial lease term (in years)	15 years